Consolidated Statements of Changes in Shareholders’ Equity - USD ($) $ in Thousands	Common shares at par value	Additional paid-in capital	Treasury shares	Accumulated other comprehensive income (loss)	Retained earnings	Total
Balance at Dec. 31, 2020	$ 456	$ 146,825		$ 15,081	$ 195,836	$ 358,198
Net Income					46,814	46,814
Other comprehensive income (loss)				(9,995)		(9,995)
Total comprehensive income				(9,995)	46,814	36,819
Issuance of common shares under share-based compensation plan	3	1,190				1,193
Dividends paid					(15,128)	(15,128)
Balance at Dec. 31, 2021	459	148,015		5,086	227,522	381,082
Net Income					89,234	89,234
Other comprehensive income (loss)				(49,130)		(49,130)
Total comprehensive income				(49,130)	89,234	40,104
Issuance of common shares under share-based compensation plan	4	2,296				2,300
Purchase of treasury shares			(2,394)			(2,394)
Cancellation of treasury shares	(3)	(2,377)	2,380
Vesting of Earnout Shares
Dividends paid					(10,152)	(10,152)
Balance at Dec. 31, 2022	460	147,934	(14)	(44,044)	306,604	410,940
Net Income					118,194	118,194
Other comprehensive income (loss)				23,406		23,406
Total comprehensive income				23,406	118,194	141,600
Issuance of common shares under share-based compensation plan	5	3,244				3,249
Purchase of treasury shares			(31,090)			(31,090)
Cancellation of treasury shares	(34)	(31,021)	31,055
Vesting of Earnout Shares	14	17,466				17,480
Dividends paid					(1,749)	(1,749)
Balance at Dec. 31, 2023	$ 445	$ 137,623	$ (49)	$ (20,638)	$ 423,049	$ 540,430